Parent Only Financial Statements	12 Months Ended
Dec. 31, 2011
Parent Only Financial Statements [Abstract]
Parent Only Financial Statements

Note 12 – Parent Only Financial Statements

The condensed financial information that follows presents the financial condition of Birmingham Bloomfield Bancshares, Inc. (the “Parent”) along with the results of operations and its cash flows. The Parent has recorded its investment in its subsidiaries at cost plus its share of the earnings (losses) of its subsidiaries. The Parent recognizes dividends from its subsidiaries as revenue and earnings of its subsidiaries as other income. The Parent financial information should be read in conjunction with the Corporation’s consolidated financial statements.

The condensed balance sheets as of December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
Assets
Cash and cash equivalents	$1,642,997	$1,854,322
Investment in subsidiary	13,841,805	9,230,821
Other assets	529,472	—

Total assets	$16,014,274	$11,085,143

Liabilities and Shareholders’ Equity
Other liabilities	$49,732	$99,618
Shareholders’ equity	15,964,542	10,985,525

Total liabilities and shareholders’ equity	$16,014,274	$11,085,143

The condensed statements of operations for the years ended December 31, 2011, 2010 and 2009 are as follows:

	For the Years Ended December 31,
	2011	2010	2009
Dividends from subsidiary	$—	$—	$—
Other income	—	—	—

Total income	—	—	—

Salaries and employee benefits	18,000	15,000	59,567
Professional fees	120,620	184,881	142,075
Other expenses	69,407	19,427	54,879

Total non-interest expense	208,027	219,308	256,521

Income taxes (benefit)	(529,472)	—	—

Net income (loss) before net income (loss) of subsidiary	321,445	(219,308)	(256,521)
Undistributed net income (loss) of subsidiary	3,612,723	650,000	(1,656,401)

Net income (loss)	3,934,168	430,692	(1,912,922)
Effective dividend on preferred stock	184,092	192,730	75,262

Net income (loss) applicable to common shareholders	$3,750,076	$237,962	$(1,988,184)

The condensed statements of cash flows for the years ended December 31, 2011, 2010 and 2009 are as follows:

	For the Years Ended December 31,
	2011	2010	2009
Cash flows from operating activities
Net income (loss)	$3,934,168	$430,692	$(1,912,922)
Undistributed (income) loss of subsidiary	(3,612,723)	(650,000)	1,656,401
Share based payments expense	32,288	3,695	22,906
Net increase in other assets	(529,472)	—	—
Net increase (decrease) in other liabilities	(49,887)	52,878	45,240

Net cash used in operating activities	(225,626)	(162,735)	(188,375)

Cash flows from investing activities
Investment in subsidiary	(1,016,000)	—	(1,489,000)
Decrease in premises and equipment	—	—	—

Net cash used in investing activities	(1,016,000)	—	(1,489,000)

Cash flows from financing activities
Proceeds from sale of senior preferred stock	4,621,000	—	3,379,000
Retirement of senior preferred stock	(3,461,000)	—	—
Dividends on senior preferred stock	(129,699)	(176,330)	(64,055)

Net cash (used in) provided by financing activities	1,030,301	(176,330)	3,314,945

Increase (decrease) in cash and cash equivalents	(211,325)	(339,065)	1,637,570
Cash and cash equivalents at beginning of period	1,854,322	2,193,387	555,817

Cash and cash equivalents at end of period	$1,642,997	$1,854,322	$2,193,387